Document and Entity Information	2 Months Ended
Mar. 31, 2024 shares
Document Information [Line Items]
Entity Registrant Name	C21 Investments Inc.
Entity Central Index Key	0000831609
Current Fiscal Year End Date	--03-31
Entity Current Reporting Status	Yes
Amendment Flag	true
Amendment Description	This Amendment No. 2 to Form 20-F (the “Form 20-F/A”) amends our transition report on Form 20-F/A (Amendment No. 1) (the “Original Report”), which was filed with the U.S. Securities and Exchange Commission (the “SEC”) on August 16, 2024. The purpose of this Form 20-F/A is to amend the audited financial statements for the transition period from January 31, 2024 to March 31, 2024, to explicitly identify columnar headings and footnote disclosures applicable to the transition period as representing the Two Months Ended March 31, 2024. This Form 20-F/A includes new certifications by our Principal Executive Officer and Principal Financial Officer pursuant to Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 as Exhibits 12.1, 12.2, 13.1 and 13.2 hereto. Other than as expressly set forth herein, this Form 20-F/A does not, and does not purport to, amend, update or restate the information in the Original Report or reflect any events that have occurred after the original filing was made. Information not affected by this Form 20-F/A remains unchanged and reflects the disclosures made at the time as of which the original filing was made. This Amendment should be read together with the Original Report and the Company's other filings with the SEC.
Entity Common Stock, Shares Outstanding	120,047,814
Document Period End Date	Mar. 31, 2024
Document Type	20-F/A
Entity Shell Company	false
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Entity Ex Transition Period	false
Entity Emerging Growth Company	true
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2024
Entity Well-known Seasoned Issuer	No
Entity Filer Category	Non-accelerated Filer
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Title of 12(b) Security	Common shares, no par value
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Registration Statement	false
Entity File Number	000-55982
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	19th Floor, 885 West Georgia Street
Entity Address, Postal Zip Code	V6E 3H4
Entity Address, City or Town	Vancouver,
Entity Address, Country	CA
Document Accounting Standard	U.S. GAAP
Auditor Firm ID	731
Auditor Location	Vancouver, Canada
Auditor Name	DAVIDSON & COMPANY LLP
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Michael Kidd
Entity Address, Address Line One	19th Floor, 885 West Georgia Street
Entity Address, Postal Zip Code	V6E 3H4
Entity Address, City or Town	Vancouver
Entity Address, Country	CA
City Area Code	833
Local Phone Number	289-2994